Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 21, 2021	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jan. 06, 2022	Jan. 04, 2022	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Merger consideration, description				At the Closing Date, up to 10,500,000 shares of common stock were to be issued constituting the Merger Consideration, (i) an aggregate of 9,871,343 shares of common stock, including conversion of all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock, were issued in exchange for the Old Revelation stock outstanding as of immediately prior to the Effective Time, (ii) 167,867 shares of common stock were reserved for issuance for Revelation Rollover Warrants outstanding as of immediately prior to the Effective Time and (iii) 460,706 shares of common stock were reserved for issuance for Revelation Rollover RSU’s outstanding as of immediately prior to the Effective Time.
Common stock shares				3,480,692	3,480,692
Common stock, outstanding				12,944,213	1
Aggregate shares				1,544,038	15,381,501			4,207,776	666,705
Aggregate shares		4,500,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share)				$ 0.001
Common stock shares				10,500,000
Common stock, outstanding				2,308,877					2,293,154
Aggregate shares				1,294,421
Issuance of common stock (Shares) | shares			15,723	15,723
Placement Agent Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares					362,134
Petra Common Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares						432,072
Shares issued, price per share (in Dollars per share)		$ 0.001
Common stock shares		31,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible financing amount (in Dollars)							$ 2,500,000
Fixed annual interest							10.00%
Revelation purchased shares						245,019
Shares issued, price per share (in Dollars per share)	$ 0.6
Issuance of common stock (Shares) | shares	8,333,334
Net proceeds received from public offering (in Dollars)	$ 4,400,000
Percentage of placement agent cash fee on gross proceeds received	7.00%
Placement agent cash fee amount (in Dollars)	$ 350,000
Subsequent Event [Member] | New Common Stock Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock	8,333,334
Warrant exercise price, per share (in Dollars per share)	$ 0.6
Warrants and rights expiration period	5 years
Aggregate value of warrants (in Dollars)	$ 4,500,000
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock	583,333
Warrant exercise price, per share (in Dollars per share)	$ 0.75
Warrants and rights expiration period	5 years
Percentage of shares sold in public offering	7.00%
Aggregate value of warrants (in Dollars)	$ 300,000
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination, description				The pre-merger stockholders of Petra retained an aggregate of 3,072,870 shares of common stock of Petra, representing 23.7% ownership of the post-Merger company. Therefore, upon consummation of the Business Combination, there was a change in control of Petra, with the former owners of Revelation effectively acquiring control of Petra.Additionally, in connection with the Business Combination, stockholders holding 3,480,692 shares of Petra common stock exercised their right to redeem such shares for cash at a price of approximately $10.20 per share for payments in the aggregate of approximately $35.5 million. On the Closing Date, approximately $7.6 million was escrowed pursuant to the Forward Share Purchase Agreement entered into by and between Petra and Meteora and approximately $4.2 million was released to Revelation.